CAVANAL HILL

BOND FUND

STRATEGIC ENHANCED YIELD FUND

ULTRA SHORT TAX-FREE INCOME FUND

Supplement dated February 9, 2024

to the

Cavanal Hill Funds Prospectus dated December 28, 2023

Bond Fund: The performance table appearing on page 20 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns (Periods Ended 12/31/22)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	-13.46%	-0.53%	0.51%
Return After Taxes on Distributions	-14.27%	-1.37%	-0.32%
Return After Taxes on Distributions and Sale of Fund Shares	-7.95%	-0.72%	0.05%
Institutional Shares
Return Before Taxes	-13.28%	-0.26%	0.75%
A Shares
Return Before Taxes (With Load)	-15.19%	-0.90%	0.33%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	-13.01%	0.02%	1.06%

Strategic Enhanced Yield Fund: The performance table appearing on page 25 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns (Periods Ended 12/31/22)	1 Year	5 Years	Since Inception (12/26/2017)
Investor Shares
Return Before Taxes	-13.06%	0.19%	0.19%
Return After Taxes on Distributions	-14.23%	-0.99%	-0.98%
Return After Taxes on Distributions and Sale of Fund Shares	-7.70%	-0.30%	-0.30%
Institutional Shares
Return Before Taxes	-12.86%	0.34%	0.36%
A Shares
Return Before Taxes (With Load)	-14.73%	-0.27%	-0.26%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	-13.01%	0.02%	0.10%

Ultra Short Tax-Free Income Fund: The performance table appearing on page 29 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns (Periods Ended 12/31/22)	1 Year	5 Years	Since Inception (12/26/2017)
Investor Shares
Return Before Taxes	-0.19%	0.29%	0.29%
Return After Taxes on Distributions	-0.19%	0.28%	0.28%
Return After Taxes on Distributions and Sale of Fund Shares	0.02%	0.32%	0.32%
Institutional Shares
Return Before Taxes	—	0.58%	0.59%
A Shares
Return Before Taxes (With Load)	-1.18%	-0.11%	-0.11%
Bloomberg 1-Year Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	-1.13%	1.02%	1.01%

For more information, please contact us at 1-800-762-7085.

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SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.